Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 15 — SEGMENT INFORMATION

The Company uses the “management approach” in determining its operating segments. The management approach considers the internal organization and reporting used by the Group’s Chief Operating Decision Maker (“CODM”) for making strategic decisions, assessing performance, and allocating resources. The Company’s CODM has been identified as the Chief Executive Officer of the Group. The Company determined it operates as one consolidated segment and therefore has one reportable segment.

As a single reportable segment entity, the GAAP measure utilized by the CODM to assess performance and allocate resources is the Group’s consolidated statement of Income (loss). Significant expenses include selling expenses, general and administrative expenses and research and development, which are each separately presented on the Company’s Statements of Income. Other segment items within net income include interest expense.

The following table presents revenue by geographic location for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
PRC	$11,297,071	$8,237,285	$11,056,162
Japan	9,452,279	9,911,959	5,676,526
USA	191,786	—	—
Singapore	490,816	—	—
Total revenues	$21,431,952	$18,149,244	$16,732,688